Federated Hermes MDT All Cap Core Fund
Portfolio of Investments
April 30, 2021 (unaudited)
Shares			Value
		COMMON STOCKS—98.3%
		Communication Services—10.4%
13,395		Activision Blizzard, Inc.	$1,221,490
9,446	[1]	Alphabet, Inc., Class A	22,231,161
81,453	[1]	Altice USA, Inc.	2,957,558
65,486	[1]	Cars.com, Inc.	865,070
189	[1]	Charter Communications, Inc.	127,282
13,344		Electronic Arts, Inc.	1,895,916
11,705	[1]	Facebook, Inc.	3,805,061
2,955	[1]	Netflix, Inc.	1,517,304
69,931		News Corp., Inc., Class A	1,831,843
18,694	[1]	Pinterest, Inc.	1,240,721
10,893	[1]	Take-Two Interactive Software, Inc.	1,910,414
13,839	[1]	TripAdvisor, Inc.	652,232
36,970		Verizon Communications, Inc.	2,136,496
		TOTAL	42,392,548
		Consumer Discretionary—11.4%
624		Advance Auto Parts, Inc.	124,900
3,295	[1]	Amazon.com, Inc.	11,425,149
1,388	[1]	AutoZone, Inc.	2,032,199
19,242	[1]	Cooper-Standard Holding, Inc.	558,788
5,917		Domino’s Pizza, Inc.	2,498,986
49,006		eBay, Inc.	2,734,045
7,315	[1]	Etsy, Inc.	1,454,149
3,282	[1]	Five Below, Inc.	660,568
35,900	[1]	Ford Motor Co.	414,286
53,197	[1]	Goodyear Tire & Rubber Co.	915,520
7,769		Home Depot, Inc.	2,514,592
2,035	[1]	L Brands, Inc.	134,107
14,470		Lowe’s Cos., Inc.	2,839,737
169,981	[1]	Macy’s, Inc.	2,818,285
7,196		McDonald’s Corp.	1,698,832
1,267	[1]	Mohawk Industries, Inc.	260,368
2,682		Nike, Inc., Class B	355,687
7,856	[1]	O’Reilly Automotive, Inc.	4,343,425
3,997	[1]	PVH Corp.	452,380
4,786	[1]	SeaWorld Entertainment, Inc.	262,081
2,668		Starbucks Corp.	305,459
2,306	[1]	Tesla, Inc.	1,635,969
834		Wingstop, Inc.	132,114
14,709	[1]	YETI Holdings, Inc.	1,256,443
39,886		Yum! Brands, Inc.	4,767,175
		TOTAL	46,595,244
		Consumer Staples—6.2%
36,107	[1]	BJ’s Wholesale Club Holdings, Inc.	1,612,900
72,342		Colgate-Palmolive Co.	5,837,999
5,439		Costco Wholesale Corp.	2,023,798
22,231		Hershey Foods Corp.	3,652,553
9,699	[1]	Molson Coors Beverage Company, Class B	532,960

Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
18,951		PepsiCo, Inc.	$2,731,976
95,231		Philip Morris International, Inc.	9,046,945
941		Procter & Gamble Co.	125,548
		TOTAL	25,564,679
		Energy—1.7%
27,127		Cimarex Energy Co.	1,795,807
14,278		Continental Resources, Inc.	388,933
46,821		EOG Resources, Inc.	3,447,899
17,376		Helmerich & Payne, Inc.	445,347
63,055		Marathon Oil Corp.	709,999
		TOTAL	6,787,985
		Financials—12.8%
945	[1]	Alleghany Corp.	641,627
44,999		Allstate Corp.	5,705,873
28,214		Ally Financial, Inc.	1,451,610
4,068		Ameriprise Financial, Inc.	1,051,171
130,312		Bank of New York Mellon Corp.	6,499,962
4,747		Equitable Holdings, Inc.	162,490
2,685		Fidelity National Financial, Inc.	122,490
18,518		Interactive Brokers Group, Inc., Class A	1,324,407
13,333		Intercontinental Exchange, Inc.	1,569,427
24,549		MetLife, Inc.	1,562,053
10,736		MSCI, Inc., Class A	5,215,227
13,379		NASDAQ, Inc.	2,161,244
43,356		Northern Trust Corp.	4,933,913
37,749		Prudential Financial, Inc.	3,788,490
548		Signature Bank	137,827
92,606		State Street Corp.	7,774,274
30,595		The Travelers Cos., Inc.	4,731,823
17,710		Tradeweb Markets, Inc.	1,439,469
38,383		Zions Bancorporation, N.A.	2,141,771
		TOTAL	52,415,148
		Health Care—14.4%
6,343		Abbott Laboratories	761,667
32,266		AbbVie, Inc.	3,597,659
23,240		Amgen, Inc.	5,569,233
40,396	[1]	AnaptysBio, Inc.	943,247
6,580		Anthem, Inc.	2,496,386
47,299	[1]	Avantor, Inc.	1,515,460
5,128		Cerner Corp.	384,856
15,619		CVS Health Corp.	1,193,292
22,860	[1]	Davita, Inc.	2,663,876
4,250	[1]	Denali Therapeutics, Inc.	256,870
20,683		Eli Lilly & Co.	3,780,232
3,926	[1]	Haemonetics Corp.	264,063
23,314	[1]	Hologic, Inc.	1,528,233
5,390		Humana, Inc.	2,399,844
1,807	[1]	IDEXX Laboratories, Inc.	992,025
14,265	[1]	IQVIA Holdings, Inc.	3,347,853
10,787	[1]	Jazz Pharmaceuticals PLC	1,773,383
25,357		Johnson & Johnson	4,126,345
38,540		McKesson Corp.	7,228,562

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
50,137		Merck & Co., Inc.	$3,735,206
37,635	[1]	Myriad Genetics, Inc.	1,137,330
4,732	[1]	United Therapeutics Corp.	953,782
6,649	[1]	Veeva Systems, Inc.	1,878,010
5,006	[1]	Waters Corp.	1,501,149
28,585		Zoetis, Inc.	4,946,062
		TOTAL	58,974,625
		Industrials—8.7%
10,871		AGCO Corp.	1,586,296
8,201		Allegion PLC	1,102,050
18,699	[1]	Astronics Corp.	325,550
57,393		Carrier Global Corp.	2,501,187
28,412	[1]	CIRCOR International, Inc.	976,520
4,260		Curtiss Wright Corp.	544,854
11,623		Flowserve Corp.	460,736
12,880		Fortune Brands Home & Security, Inc.	1,352,142
5,908	[1]	Generac Holdings, Inc.	1,913,897
28,638	[1]	IAA Spinco, Inc.	1,798,753
182,700	[1]	KAR Auction Services, Inc.	2,738,673
736		Lennox International, Inc.	246,810
33,501	[1]	Lyft, Inc.	1,864,666
37,452		Masco Corp.	2,392,434
134,208		Otis Worldwide Corp.	10,450,777
34,819		Ryder System, Inc.	2,779,949
30,349		Spirit AeroSystems Holdings, Inc., Class A	1,386,646
11,956	[1]	SPX Corp.	725,251
1,461		United Parcel Service, Inc.	297,839
		TOTAL	35,445,030
		Information Technology—25.1%
2,339	[1]	Adobe, Inc.	1,189,007
16,358		Alliance Data Systems Corp.	1,927,790
6,095	[1]	Ambarella, Inc.	594,202
107,832		Apple, Inc.	14,175,595
16,812		Applied Materials, Inc.	2,231,120
3,768	[1]	Arista Networks, Inc.	1,187,561
35,739	[1]	Arrow Electronics, Inc.	4,076,748
8,490		Broadcom, Inc.	3,873,138
6,249	[1]	Cadence Design Systems, Inc.	823,431
23,369	[1]	Cirrus Logic, Inc.	1,738,887
890		Citrix Systems, Inc.	110,226
15,259	[1]	Crowdstrike Holdings, Inc.	3,181,654
15,126	[1]	Dell Technologies, Inc.	1,487,340
115,569	[1]	DXC Technology Co.	3,803,376
5,492	[1]	EPAM Systems, Inc.	2,513,963
27,998	[1]	Fortinet, Inc.	5,718,031
1,816	[1]	Gartner, Inc., Class A	355,718
50,473		HP, Inc.	1,721,634
7,214	[1]	HubSpot, Inc.	3,797,810
46,303		Intel Corp.	2,663,812
8,352	[1]	MA-COM Technology Solutions Holdings, Inc.	472,807
5,562		Mastercard, Inc.	2,125,018
45,610		Microsoft Corp.	11,501,930

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
1,283		Motorola, Inc.	$241,589
7,153		NVIDIA Corp.	4,294,518
31,510		Oracle Corp.	2,388,143
6,678	[1]	Palo Alto Networks, Inc.	2,359,938
25,886		Paychex, Inc.	2,523,626
631	[1]	Paycom Software, Inc.	242,563
9,396	[1]	Paylocity Corp.	1,815,683
15,923	[1]	PayPal Holdings, Inc.	4,176,444
40,911	[1]	Plantronics, Inc.	1,636,031
37,764		Qualcomm, Inc.	5,241,643
8,530	[1]	ServiceNow, Inc.	4,319,336
61,353		Western Union Co.	1,580,453
19,682		Xerox Holdings Corp.	475,123
		TOTAL	102,565,888
		Materials—3.9%
83,199	[1]	Alcoa Corp.	3,048,411
46,545	[1]	Allegheny Technologies, Inc.	1,082,637
40,973	[1]	Berry Global Group, Inc.	2,606,702
142,366		Chemours Co./The	4,299,453
44,257	[1]	Domtar, Corp.	1,744,611
31,700		Dow, Inc	1,981,250
4,283	[1]	Ingevity Corp.	334,417
7,551		RPM International, Inc.	716,137
		TOTAL	15,813,618
		Real Estate—2.2%
11,565		Coresite Realty Corp.	1,405,032
11,256		Extra Space Storage, Inc.	1,673,655
12,177	[2]	Iron Mountain, Inc.	488,541
76,810		Macerich Co. (The)	1,059,210
14,125		Public Storage	3,971,385
8,122		SL Green Realty Corp.	601,109
		TOTAL	9,198,932
		Utilities—1.5%
44,295		Exelon Corp.	1,990,617
44,479		OGE Energy Corp.	1,492,715
27,373		Public Service Enterprises Group, Inc.	1,728,879
46,471		Vistra Corp.	783,966
		TOTAL	5,996,177
		TOTAL COMMON STOCKS (IDENTIFIED COST $299,957,688)	401,749,874
		INVESTMENT COMPANIES—1.9%
497,268		Federated Hermes Government Obligations Fund, Premier Shares, 0.02%[3]	497,268
7,112,839		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.05%[3]	7,114,261
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $7,611,529)	7,611,529
		TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $307,569,217)	409,361,403
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[4]	(847,324)
		TOTAL NET ASSETS—100%	$408,514,079

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An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended April 30, 2021, were as follows:
	Value as of 7/31/2020	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)*	Value as of 4/30/2021	Shares Held as of 4/30/2021	Dividend Income*
Consumer Discretionary:
Wingstop, Inc.**	$3,630,781	$—	$(3,030,489)	$(767,773)	$299,595	$132,114	834	$101,256
Health Care:
AnaptysBio, Inc.**	$759,600	$—	$(41,092)	$212,224	$12,515	$943,247	40,396	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$4,390,381	$—	$(3,071,581)	$(555,549)	$312,110	$1,075,361	41,230	$101,256

*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At April 30, 2021, the Fund no longer has ownership of at least 5% voting shares.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2021, were as follows:
	Federated Hermes Government Obligations Fund Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund Institutional Shares	Total of Affiliated Transactions
Value as of 7/31/2020	$7,296,777	$5,679,483	$12,976,260
Purchases at Cost	$15,774,467	$122,516,169	$138,290,636
Proceeds from Sales	$(22,573,976)	$(121,081,186)	$(143,655,162)
Change in Unrealized Appreciation/Depreciation	N/A	$521	$521
Net Realized Gain/(Loss)	N/A	$(726)	$(726)
Value as of 4/30/2021	$497,268	$7,114,261	$7,611,529
Shares Held as of 4/30/2021	497,268	7,112,839	7,610,107
Dividend Income	$1,407	$5,293	$6,700

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of April 30, 2021, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$483,647	$497,268

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2021, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.